SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

18.            SEGMENT INFORMATION

The Company operates in a single reportable business segment which is comprised of the production of mono- and multi-crystalline silicon ingots, wafers, cells and related products and the subsequent assembly and marketing of solar modules, which are panels packed with interconnected solar cells that convert sunlight into electricity. The Company’s chief operating decision maker is the chief executive officer of the Company. The basis for attributing revenue from external customers to individual countries is the customers’ country of incorporation.

The following table summarizes the Company’s net sales generated from different geographic locations:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Europe:
- Germany	447,315,689	756,574,856	428,964,360
- Spain	404,130,517	271,071,071	16,743,839
- Italy	409,560,784	262,491,774	79,532,883
- Belgium	87,327,868	40,716,601	6,566,457
- Others	87,786,895	66,679,873	91,100,905
Europe Total	1,436,121,753	1,397,534,175	622,908,444
China	70,782,741	144,739,344	167,953,230
United States	262,300,116	440,298,709	331,212,387
Others	88,484,664	65,329,348	174,580,877
Total net sales	1,857,689,274	2,047,901,576	1,296,654,938

The identifiable long-lived assets of the Company are substantially located in the PRC.